Net Loss Per Share - Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Basic net loss per share:
Net loss	$ (54,210)	$ (353,889)	$ (147,067)	$ (485,521)
Income allocated to participating securities	0	0	0	0
Net loss attributable to common stockholders - Basic	(54,210)	(353,889)	(147,067)	(485,521)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	(54,210)	(353,889)	(147,067)	(485,521)
Net loss income attributable to common stockholders - Diluted	$ (54,210)	$ (353,889)	$ (147,067)	$ (485,521)
Shares used in computation:
Weighted average common shares outstanding (in shares)	15,121,994	9,931,555	15,102,741	7,296,349
Weighted-average effect of dilutive securities:
Assumed exercise of stock options (in shares)	0	0	0	0
Assumed exercise of warrants (in shares)	0	0	0	0
Assumed conversion of convertible preferred stock (in shares)	0	0	0	0
Diluted weighted-average common shares outstanding (in shares)	15,121,994	9,931,555	15,102,741	7,296,349
Earnings (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ (3.58)	$ (35.63)	$ (9.74)	$ (66.54)
Diluted (in dollars per share)	$ (3.58)	$ (35.63)	$ (9.74)	$ (66.54)